Principal Activities and Organization	12 Months Ended
Dec. 31, 2012
PRINCIPAL ACTIVITIES AND ORGANIZATION [Abstract]
Principal Activities and Organization

1. PRINCIPAL ACTIVITIES AND ORGANIZATION

(a) Principal activities

NQ Mobile Inc. (“NQ Mobile”, or the “Company”), through its subsidiaries, its variable interest entity (“VIE”), and the VIE’s subsidiaries is principally engaged in the provision of mobile Internet services in the People’s Republic of China (the “PRC” or “China”) and overseas markets. NQ Mobile’s service portfolio includes mobile security and privacy protection, mobile games and advertising for the consumer market and consulting, mobile platforms and mobility services for the enterprise market. The Company, its subsidiaries, its VIE and the VIE’s subsidiaries are hereinafter collectively referred to as the “Group”.

(b) Reorganization

The Company was incorporated as a limited liability company under the laws of the Cayman Islands (“Cayman”) on March 14, 2007. The Company was 100% owned by RPL Holdings Limited (“RPL”). RPL is a limited liability company organized under the laws of British Virgin Islands (“BVI”), which is owned and controlled by Dr. Henry Yu Lin, Dr. Vincent Wenyong Shi, and Mr. Xu Zhou (collectively, the “Founders”).

In May 2007, the Company established NQ Mobile (Beijing) Co., Ltd. (“NQ Beijing”) as a wholly foreign-owned enterprise in the PRC. In June 2007, the Company undertook a reorganization (the “Reorganization”) to become the ultimate holding company of the Group. Prior to the Reorganization, the Group’s business was operated by Beijing NQ Technology Co. Ltd. (“Beijing Technology”), a company wholly owned and controlled by the Founders, which commenced operations on October 21, 2005. By entering into a series of agreements (collectively, “VIE Agreements”) with the Founders and NQ Beijing, Beijing Technology became a variable interest entity whose primary beneficiary is NQ Beijing. Consequently, the Company as the parent of NQ Beijing became the ultimate primary beneficiary of Beijing Technology and has consolidated financial statements of Beijing Technology and its subsidiary. Beijing Technology was the predecessor of the Group and operated all of the business of the Group prior to the Reorganization.

Immediately before the Reorganization, Beijing Technology was 100% owned by the Founders and the ultimate owners’ shareholdings of the Beijing Technology were identical to those of the Company. There was no change in ownership of Beijing Technology immediately before and after the Reorganization. Accordingly, the Reorganization is accounted for as a legal reorganization of entities under common control in a manner similar to a pooling-of-interest.

(c) Subsidiaries, VIE and a VIE’s subsidiaries

As of December 31, 2012, details of the Company’s subsidiaries, VIE and the VIE’s subsidiaries are as follows.

Name	Date of Incorporation	Place of Incorporation	Relationship	Principal Activities
Subsidiaries
NQ International Ltd. (“NQ HK”) *	April 26, 2010	Hong Kong	Wholly-owned subsidiary	Consumer mobile security services in overseas markets

NQ Mobile US Inc. (“NQ US”)**	November 5, 2010	United States	Wholly-owned subsidiary	Market intelligence and information analysis

Taiwan NQ Technology Limited (“NQ Taiwan”)	December 2, 2011	Taiwan	Wholly-owned subsidiary	Marketing and sales development

NQ Mobile International AG	June 19, 2012	Switzerland	Wholly-owned subsidiary	Worldwide purchase, sale and general distribution of software products

NQ Beijing	May 15, 2007	The PRC	Wholly-owned subsidiary	Consumer mobile security services in PRC and overseas markets, and technology consulting and services

NQ Mobile Lux S.A.	September 6, 2012	Luxembourg	Wholly-owned subsidiary	Management of Intellectual properties

NQ Mobile(Chengdu) Co., Ltd.	December 26, 2012	The PRC	Wholly-owned subsidiary	Software design and development for computer and mobile devices and other technology consulting services
Variable Interest Entity
Beijing Technology	October 21, 2005	The PRC	VIE	Consumer mobile security services in PRC market and research and development
Subsidiaries of VIE
Qingyun(Tianjin) Financial Management Co., Ltd. (“Tianjin Qingyun”)	February 21, 2012	The PRC	Wholly-owned subsidiary of the VIE	Financial management services

Beijing NationSky Network Technology Co., Ltd. (“NationSky”)	May 31, 2012	The PRC	Subsidiary of the VIE	Enterprise mobility services

Beijing Feiliu Jiutian Technology Co., Ltd. (“Beijing Feiliu”)	November 30, 2012	The PRC	Wholly-owned subsidiary of the VIE	Mobile games and advertising

Beijing Red Infinity Technology Co., Ltd. (“Beijing Red”)	November 30, 2012	The PRC	Wholly-owned subsidiary of Beijing Feiliu	Development and operation of mobile games

*	NetQin International Ltd. was renamed to NQ International Ltd. on August 1, 2012.
**	NetQin US Inc. was renamed to NQ Mobile US Inc. on December 14, 2011.

Fuzhou NetQin Mobile Information Co., Ltd. (“Fuzhou NetQin”) was deregistered on February 23, 2012.

(d) Variable Interest Entity

To comply with relevant PRC laws and regulations that prohibit or restrict foreign ownership of companies that provide mobile value added service and hold service provider (“SP”) license through mobile Internet in China, the Group conducts substantially all its operations through Beijing Technology which holds the SP licenses and approvals to provide such services in China. The VIE Agreements entered into among NQ Beijing, Beijing Technology and the Founders enable the Company, through NQ Beijing to:

•	exercise effective control over Beijing Technology;

•	receive substantially all of the economic benefits and residual returns, and absorb substantially all the risks of expected losses from Beijing Technology as if it were its sole shareholder; and

•	have an exclusive option to purchase all of the equity interests in Beijing Technology.

Management evaluated the relationships among the Company, NQ Beijing and Beijing Technology and concluded that NQ Beijing is the primary beneficiary of Beijing Technology and its subsidiaries.

As a result, the results of operations, assets and liabilities of Beijing Technology and its subsidiaries have been included in the Company’s consolidated financial statements.

The following is a summary of the VIE agreements:

Exclusive Technical Consulting Services Agreement

Under the exclusive technical consulting services agreement between NQ Beijing and Beijing Technology, NQ Beijing has the exclusive right to provide to Beijing Technology the technical consulting services related to Beijing Technology’s business operations. NQ Beijing owns the intellectual property rights developed by either NQ Beijing or Beijing Technology in the performance of this agreement. Beijing Technology pays to NQ Beijing quarterly service fees, determined unilaterally by NQ Beijing. The quarterly service fees are eliminated upon consolidation. This agreement is effective until NQ Beijing ceases to exist or is terminated at NQ Beijing’s sole discretion by giving 30 day’s advanced notice to Beijing Technology.

Business Operation Agreement

Under the business operation agreement among NQ Beijing, Beijing Technology and the Founders, Beijing Technology agrees to accept the guidance and advice provided by NQ Beijing on Beijing Technology’s daily operations and financial management systems. The Founders must secure the appointments of Beijing Technology’s directors and senior management per NQ Beijing’s designation. Beijing Technology and the Founders also agree that without the prior consent of NQ Beijing, Beijing Technology will not engage in any transactions that could materially affect the assets, business, personnel, rights, liabilities or operations of Beijing Technology. In addition, the Founders irrevocably appointed NQ Beijing to vote on their behalf on all matters, including matters relating to the transfer of any or all of their respective equity interests in Beijing Technology, and appointments of the directors, chief executive officer, chief financial officer, and other senior management of Beijing Technology. This agreement is effective until NQ Beijing ceases to exist or is terminated at NQ Beijing’s sole discretion by giving 30 days’ advanced notice to Beijing Technology and the Founders.

Equity Disposition Agreement

Under the equity disposition agreement among the Founders, Beijing Technology and NQ Beijing, the Founders irrevocably granted NQ Beijing or its designated party an exclusive option to purchase from the Founders, to the extent permitted under PRC law, all or part of the equity interests in Beijing Technology for the minimum amount of consideration permitted by the PRC law. NQ Beijing or its designated party has sole discretion to decide when to exercise the option, either in part or in full. Without NQ Beijing’s consent, the Founders agree not to transfer, pledge, or otherwise dispose of their equity interest of Beijing Technology in any way. This agreement is effective for 10 years and renewable at NQ Beijing’s sole discretion for terms same as the original agreement terms.

Equity Interest Pledge Agreement

Pursuant to equity interest pledge agreement between NQ Beijing and the Founders, the Founders have pledged their respective equity interests in Beijing Technology to secure the Founders and Beijing Technology’s obligation under other agreements and for the payment by Beijing Technology under the exclusive technical consulting services agreement. The Founders agree that they shall not sell, mortgage or dispose of any of Beijing Technology’s equity interest without prior written consents from NQ Beijing. This agreement is terminable only when the Founders and Beijing Technology’s obligation under the above three agreements have been fulfilled.

Loan Agreements

The Company and its subsidiaries have granted interest-free loans to the Founders with the sole purpose of providing funds necessary for the capital injection of Beijing Technology. Without the prior consent of the Company, the Founders will not approve any transaction including merger, acquisition, new investments and etc., significantly affecting their shareholder rights of Beijing Technology. The loan is due if NQ Beijing decides to exercise its exclusive purchase option under the equity disposition agreement. The loan is settled fully and only by the Founders transferring their equity interest of Beijing technology according to the equity disposition agreement and using the proceeds to pay off the loans. The interest-free loans to the Founders as of December 31, 2011 and 2012 were US$1,222 and US$7,588, respectively. The loans for capital injection are eliminated with the capital of Beijing Technology during consolidation.

Risks in Relation to the VIE Structure (see Note 3(e))

The following consolidated financial information of VIE was included in the accompanying consolidated financial statements:

		As of December 31,
		2011	2012
		US$	US$
Total assets		84,873	198,669
Total liabilities		86,144	163,761

	For the Year Ended December 31,
	2010	2011	2012
	US$	US$	US$
Total net revenue	11,400	23,039	54,461
Net income / (loss)	2,829	(3,829)	4,399

	For the Year Ended December 31,
	2010	2011	2012
	US$	US$	US$
Net increase/(decrease) in cash and cash equivalents balance	6,936	66,007	(7,464)

Total consolidated assets of VIE as of December 31, 2011 and 2012 mainly comprised of cash and cash equivalents, accounts receivable, prepaid and other current assets and property and equipment. Total consolidated liabilities as of December 31, 2011 and 2012 mainly comprised of accounts payable, deferred revenue, accrued expense and other liabilities.

Net revenue comprised approximately 64%, 57% and 59% of the Group’s total net revenue for the years ended December 31, 2010, 2011 and 2012, respectively. All intercompany transactions and balances were eliminated upon consolidation.

In accordance with the VIE agreements, the Company has power to direct activities of the VIE and its subsidiaries, and can have assets transferred out of the VIE and its subsidiaries without any restrictions. Therefore, the Company considers that there is no asset in the consolidated VIE and its subsidiaries that can be used only to settle obligations of the consolidated VIE except for registered capitals and PRC statutory reserves of the VIE and VIE’s subsidiaries amounting to US$17,567 and US$242 respectively as of December 31, 2012. As the VIE and its subsidiaries are incorporated as limited liability companies under the PRC Company Law, and as such the creditors of liabilities of these PRC incorporated VIE have recourse only to the assets of these entities. Accordingly, the creditors of all the liabilities of the Company’s consolidated VIE do not have recourse to the Company’s general credit.

Currently, there is no contractual arrangement that could require the Company to provide additional financial support to the VIE. As the Company is conducting its PRC consumer mobile security, enterprise mobility, and mobile game and advertising business through the VIE and its subsidiaries, the Company may provide such support on a discretional basis in the future, which could expose the Company to a loss.

There is no VIE where the Company has variable interest but is not the primary beneficiary.